Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other than U.S.:
Current	$ 21,619	$ 54,410	$ 125,402
Deferred	(1,546)	(5,359)	3,802
Total provision for income taxes	$ 20,073	$ 49,051	$ 129,204